CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 CNY (¥)
Accounts receivable, net of allowance for doubtful accounts	¥ 505,459		¥ 505,459
Prepayments and other current assets, net of allowance for doubtful accounts	39,576,920		40,425,650
Accounts payable	5,528	$ 758	9,599
Other taxes payable	1,466	201	1,502
Advances from customers	10,228	1,401	12,714
Amounts due to intercompany	9,658	1,323	11,677
Deferred loan cost	841,826		0
Convertible debt-current	43,061	5,899	49,933
Interest payable	1,480	203	274
Accrued expenses and other current liabilities	41,666	5,708	44,176
Operating lease liabilities-current portion	2,841	389	4,373
Operating lease liabilities-non-current portion	1,604	$ 220	2,788
Variable interest entity, primary beneficiary
Accounts payable	5,426,820		5,426,376
Other taxes payable	1,388,109		1,385,034
Advances from customers	9,702,171		10,352,171
Amounts due to intercompany	44,056,900		44,056,900
Convertible debt-current	0		0
Interest payable	0		0
Accrued expenses and other current liabilities	33,320,521		33,019,915
Operating lease liabilities-current portion	¥ 33,070		128,511
Operating lease liabilities-non-current portion			¥ 0		¥ 33,070
Class A ordinary shares
Ordinary shares, par value | $ / shares		$ 0.01		$ 0.01
Ordinary shares, shares authorized | shares	4,300,000,000	4,300,000,000	4,300,000,000
Ordinary shares, shares issued | shares	3,795,467,659	3,795,467,659	1,391,618,893
Ordinary shares, shares outstanding | shares	3,675,467,659	3,675,467,659	1,391,618,893
Class B ordinary shares
Ordinary shares, par value | $ / shares		$ 0.01		$ 0.01
Ordinary shares, shares authorized | shares	600,000,000	600,000,000	600,000,000
Ordinary shares, shares issued | shares	63,607,334	63,607,334	13,607,334
Ordinary shares, shares outstanding | shares	63,607,334	63,607,334	13,607,334